Fair Value Measurements and Hierarchy - Summary of Carrying Amounts of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Cash and restricted cash	$ 64,208	$ 115,174	$ 5,998
Accounts receivable	28,947	20,007	17,146
Other receivables	422	1,237	113
Financial liabilities:
Accounts payable	13,900	15,559	12,643
Derivative Warrant Liability
Financial liabilities:
Derivative warrant liabilities	1,589	2,193	0
Derivative Earnout
Financial liabilities:
Derivative warrant liabilities	$ 9,778	$ 60,018	$ 0